UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21973
Investment Company Act File Number

Eaton Vance Tax-Managed Global
Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
General Dynamics Corp.	303,955	$20,319,392
Lockheed Martin Corp.	163,861	12,210,921

		$32,530,313

Air Freight & Logistics — 0.2%
FedEx Corp.	97,287	$7,622,436

		$7,622,436

Automobiles — 0.4%
Bayerische Motoren Werke AG	376,368	$16,084,309

		$16,084,309

Beverages — 1.8%
Coca-Cola Co. (The)	137,778	$7,474,456
Diageo PLC	2,350,832	39,513,132
PepsiCo, Inc.	319,596	19,054,314

		$66,041,902

Biotechnology — 0.8%
Amgen, Inc.(1)	297,451	$17,394,934
Celgene Corp.(1)	200,270	11,371,331

		$28,766,265

Capital Markets — 4.3%
Credit Suisse Group AG	1,210,828	$52,376,952
Deutsche Bank AG	294,968	17,993,385
Goldman Sachs Group, Inc.	221,575	32,952,634
Northern Trust Corp.	269,331	13,606,602
State Street Corp.	271,930	11,660,358
UBS AG(1)	2,062,352	26,831,200

		$155,421,131

Chemicals — 0.3%
Monsanto Co.	164,136	$12,454,640

		$12,454,640

Commercial Banks — 10.3%
Banco Bilbao Vizcaya Argentaria SA	2,633,122	$40,138,122
Banco Santander Central Hispano SA	4,175,310	59,627,355
Barclays PLC	4,381,398	18,726,140
BNP Paribas SA	525,188	37,517,794
HSBC Holdings PLC	9,071,365	97,114,065
Intesa Sanpaolo SpA(1)	6,045,235	23,011,993
Itau Unibanco Holding SA ADR	2,099,663	40,229,543
PNC Financial Services Group, Inc.	299,849	16,620,630
U.S. Bancorp	441,934	11,083,705
Wells Fargo & Co.	975,008	27,719,477

		$371,788,824

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	549,914	$17,624,744

		$17,624,744

Communications Equipment — 2.1%
Cisco Systems, Inc.(1)	1,268,849	$28,511,037
Nokia Oyj ADR	1,460,446	19,993,506

Security	Shares	Value
QUALCOMM, Inc.	258,523	$10,131,516
Telefonaktiebolaget LM Ericsson, Class B	1,947,639	18,874,387

		$77,510,446

Computers & Peripherals — 2.4%
Apple, Inc.(1)	187,338	$35,991,376
Hewlett-Packard Co.	459,694	21,637,797
International Business Machines Corp.	240,344	29,415,702

		$87,044,875

Consumer Finance — 0.3%
American Express Co.	321,494	$12,107,464

		$12,107,464

Diversified Financial Services — 1.3%
Bank of America Corp.	552,994	$8,394,449
JPMorgan Chase & Co.	961,289	37,432,594

		$45,827,043

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	711,910	$18,054,038
France Telecom SA	986,946	22,627,843
Koninklijke KPN NV	1,624,605	26,901,008
Verizon Communications, Inc.	548,664	16,141,695

		$83,724,584

Electric Utilities — 2.5%
American Electric Power Co., Inc.	347,864	$12,053,488
E.ON AG	1,160,448	42,689,881
FirstEnergy Corp.	234,552	10,231,158
Iberdrola SA	2,894,551	24,643,858

		$89,618,385

Electrical Equipment — 1.7%
ABB, Ltd.(1)	1,805,429	$32,685,145
Emerson Electric Co.	511,709	21,256,392
Vestas Wind Systems A/S(1)	156,023	8,206,567

		$62,148,104

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	997,947	$18,042,882

		$18,042,882

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	106,056	$9,707,306
Schlumberger, Ltd.	222,046	14,091,039

		$23,798,345

Food & Staples Retailing — 2.4%
Carrefour SA	488,254	$23,821,552
CVS Caremark Corp.	308,214	9,976,887
Tesco PLC	3,897,124	26,375,075
Wal-Mart Stores, Inc.	513,603	27,441,808

		$87,615,322

Food Products — 5.7%
Danone	328,022	$18,757,274
Kellogg Co.	142,438	7,751,476
Nestle SA	2,650,890	125,656,765
Unilever NV	1,778,137	54,446,620

		$206,612,135

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	250,325	$14,416,217
Boston Scientific Corp.(1)	1,288,616	11,120,756

Security	Shares	Value
Covidien PLC	371,721	$18,794,214
Zimmer Holdings, Inc.(1)	177,527	9,998,320

		$54,329,507

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp.	368,733	$10,051,662
Fresenius Medical Care AG & Co. KGaA ADR	191,285	9,686,672

		$19,738,334

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(1)	249,324	$8,309,969
McDonald’s Corp.	329,616	20,577,927

		$28,887,896

Household Products — 2.1%
Colgate-Palmolive Co.	352,709	$28,227,301
Procter & Gamble Co.	562,470	34,620,029
Reckitt Benckiser Group PLC	284,748	14,761,277

		$77,608,607

Industrial Conglomerates — 3.2%
General Electric Co.	1,939,267	$31,183,413
Philips Electronics NV	1,084,049	32,736,237
Siemens AG	579,293	51,654,082

		$115,573,732

Insurance — 2.7%
Allianz SE	232,013	$25,689,789
Lincoln National Corp.	402,666	9,897,530
MetLife, Inc.	442,603	15,632,738
Prudential Financial, Inc.	328,505	16,421,965
Prudential PLC	3,327,115	30,472,125

		$98,114,147

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	145,895	$18,296,692

		$18,296,692

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	59,403	$31,449,136

		$31,449,136

IT Services — 0.7%
MasterCard, Inc., Class A	58,390	$14,591,661
Western Union Co.	571,459	10,594,850

		$25,186,511

Machinery — 1.4%
Danaher Corp.	320,553	$22,871,457
Deere & Co.	237,510	11,863,624
Illinois Tool Works, Inc.	193,725	8,444,473
PACCAR, Inc.	192,695	6,942,801

		$50,122,355

Media — 0.3%
Walt Disney Co. (The)	356,250	$10,527,187

		$10,527,187

Metals & Mining — 4.3%
ArcelorMittal	331,565	$12,835,807
BHP Billiton, Ltd. ADR	890,910	61,802,427
Freeport-McMoRan Copper & Gold, Inc.	101,895	6,795,378

Security	Shares	Value
Goldcorp, Inc.	1,961,074	$66,598,073
United States Steel Corp.	132,945	5,906,746

		$153,938,431

Multi-Utilities — 2.5%
GDF Suez	1,272,732	$48,123,496
Public Service Enterprise Group, Inc.	518,906	15,873,335
RWE AG	309,441	27,453,577

		$91,450,408

Multiline Retail — 0.4%
Target Corp.	283,168	$14,518,023

		$14,518,023

Oil, Gas & Consumable Fuels — 13.0%
Anadarko Petroleum Corp.	585,362	$37,334,388
Apache Corp.	109,215	10,787,166
BP PLC	11,219,346	104,676,958
Chevron Corp.	442,675	31,925,721
ENI SpA	3,177,174	73,841,731
Exxon Mobil Corp.	282,069	18,173,706
Hess Corp.	392,440	22,679,108
Occidental Petroleum Corp.	356,961	27,964,325
Royal Dutch Shell PLC, Class B	2,291,887	60,967,346
Total SA	1,408,657	81,410,947

		$469,761,396

Personal Products — 0.2%
Avon Products, Inc.	227,572	$6,859,020

		$6,859,020

Pharmaceuticals — 9.8%
Abbott Laboratories	590,890	$31,281,717
AstraZeneca PLC	665,477	30,889,071
Bristol-Myers Squibb Co.	610,529	14,872,486
GlaxoSmithKline PLC	3,024,642	58,865,773
Johnson & Johnson	221,635	13,931,976
Merck & Co., Inc.	697,963	26,648,227
Novartis AG	1,638,910	87,706,092
Pfizer, Inc.	1,326,670	24,755,662
Sanofi-Aventis	644,489	47,656,303
Teva Pharmaceutical Industries, Ltd. ADR	318,079	18,041,441

		$354,648,748

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	137,875	$10,562,603
Boston Properties, Inc.	175,171	11,363,343

		$21,925,946

Road & Rail — 0.4%
CSX Corp.	323,485	$13,864,567

		$13,864,567

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV ADR	599,831	$18,744,719
Intel Corp.	590,272	11,451,277
NVIDIA Corp.(1)	942,432	14,504,028

		$44,700,024

Security	Shares	Value
Software — 2.1%
Microsoft Corp.	1,380,441	$38,900,827
Oracle Corp.	1,036,532	23,902,428
SAP AG	306,172	13,984,814

		$76,788,069

Specialty Retail — 2.8%
Best Buy Co., Inc.	629,772	$23,081,144
Gap, Inc. (The)	429,067	8,186,599
Hennes & Mauritz AB	310,367	18,264,373
Home Depot, Inc.	847,834	23,747,830
Staples, Inc.	649,346	15,233,657
TJX Companies, Inc. (The)	290,365	11,036,774

		$99,550,377

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	296,996	$32,359,182
NIKE, Inc., Class B	250,971	15,999,401

		$48,358,583

Tobacco — 0.8%
British American Tobacco PLC	475,533	$15,718,681
Philip Morris International, Inc.	261,544	11,902,867

		$27,621,548

Wireless Telecommunication Services — 2.5%
American Tower Corp., Class A(1)	191,051	$8,110,115
Rogers Communications, Inc., Class B	660,201	20,637,883
Vodafone Group PLC	29,346,067	62,695,222

		$91,443,220

Total Common Stocks (identified cost $3,659,080,853)		$3,547,646,613

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Diversified Financial Services — 0.2%
Bank of America Corp., 10.00%(2)	502,554	$7,588,566

Total Convertible Preferred Stocks (identified cost $7,538,310)		$7,588,566

Short-Term Investments — 1.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$24,297	$24,297,086
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	21,118	21,117,658

Total Short-Term Investments (identified cost $45,414,744)		$45,414,744

Total Investments — 99.4% (identified cost $3,712,033,907)		$3,600,649,923

Call Options Written — (0.1)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	119,520	EUR	3,000	2/19/10	$(679,429)
FTSE 100 Index	18,000	GBP	5,600	2/19/10	(71,933)
FTSE 100 Index	18,500	GBP	5,550	2/19/10	(133,075)
S&P 500 Index	6,162		$1,140	2/20/10	(862,680)
S&P 500 Index	2,228		$1,135	2/20/10	(389,900)
SMI Index	4,700	CHF	6,650	2/19/10	(134,260)
SMI Index	13,000	CHF	6,550	2/19/10	(732,912)

Total Call Options Written (identified cost $(37,772,105))					$(3,004,189)

Other Assets, Less Liabilities — 0.7%					$25,526,839

Net Assets — 100.0%					$3,623,172,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $217, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.8%	$1,516,337,132
United Kingdom	15.5	560,774,865
Switzerland	9.0	325,256,154
France	8.6	312,274,391
Germany	5.7	205,236,509
Netherlands	4.1	146,919,623
Spain	3.4	124,409,335
Italy	2.7	96,853,724
Canada	2.4	87,235,956
Australia	1.7	61,802,427
Brazil	1.1	40,229,543
Sweden	1.0	37,138,760
Finland	0.6	19,993,506
Ireland	0.5	18,794,214
Israel	0.5	18,041,441
Luxembourg	0.4	12,835,807
Panama	0.2	8,309,969
Denmark	0.2	8,206,567

Total Investments	99.4%	$3,600,649,923

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,712,620,002

Gross unrealized appreciation	$317,577,588
Gross unrealized depreciation	(429,547,667)

Net unrealized depreciation	$(111,970,079)

Written call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	120,589	$42,754,859
Options written	472,147	105,230,466
Options terminated in closing purchase transactions	(339,647)	(92,481,802)
Options expired	(70,979)	(17,731,418)

Outstanding, end of period	182,110	$37,772,105

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,004,189.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$169,515,203	$66,707,864		$—	$236,223,067
Consumer Staples	153,308,158	319,050,376		—	472,358,534
Energy	172,662,759	320,896,982		—	493,559,741
Financials	362,144,191	343,040,365		—	705,184,556
Health Care	232,365,616	225,117,238		—	457,482,854
Industrials	174,204,221	125,282,030		—	299,486,251
Information Technology	327,862,743	32,859,200		—	360,721,943
Materials	153,557,263	12,835,807		—	166,393,070
Telecommunication Services	62,943,731	112,224,073		—	175,167,804
Utilities	38,157,980	142,910,813		—	181,068,793

Total Common Stocks	$1,846,721,865	$1,700,924,748	*	$—	$3,547,646,613

Convertible Preferred Stocks	$7,588,566	$—		$—	$7,588,566
Short-Term Investments	24,297,086	21,117,658		—	45,414,744

Total Investments	$1,878,607,517	$1,722,042,406		$—	$3,600,649,923

Liability Description

Call Options Written	$(3,004,189)	$—		$—	$(3,004,189)

Total	$(3,004,189)	$—		$—	$(3,004,189)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010